Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 476,978,710	$ 16,986,421	$ 413,182,184	$ 371,092,421
OPERATING COSTS	398,994,442	14,209,204	348,871,391	309,929,371
GROSS PROFIT	77,984,268	2,777,217	64,310,793	61,163,050
OPERATING EXPENSES
Selling and marketing expenses	5,605,464	199,625	5,751,168	4,933,602
General and administrative expenses	18,200,304	648,159	16,637,887	14,618,900
Research and development expenses	19,302,418	687,408	18,395,334	14,962,799
Total operating expenses	43,108,186	1,535,192	40,784,389	34,515,301
OTHER OPERATING INCOME AND EXPENSES, NET	502,492	17,895	(268,555)	371,583
PROFIT FROM OPERATIONS	35,378,574	1,259,920	23,257,849	27,019,332
NON-OPERATING INCOME AND EXPENSES
Other income	1,474,547	52,512	1,359,093	1,092,558
Other gains and losses	1,827,576	65,085	2,683,989	7,874,273
Finance costs	(3,459,511)	(123,202)	(4,203,395)	(3,568,241)
Share of the profit or loss of associates and joint ventures	547,612	19,502	182,275	(480,244)
Total non-operating income and expenses	390,224	13,897	21,962	4,918,346
PROFIT BEFORE INCOME TAX	35,768,798	1,273,817	23,279,811	31,937,678
INCOME TAX EXPENSE	7,116,898	253,451	5,011,246	4,513,369
PROFIT FOR THE YEAR	28,651,900	1,020,366	18,268,565	27,424,309
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(594,778)	(21,181)	(365,262)	(308,180)
Unrealized loss on equity instruments at fair value through other comprehensive income	(166,239)	(5,920)	(216,121)	(422,441)
Share of other comprehensive income (loss) of associates and joint ventures	2,656,966	94,621	1,504,760	(558,217)
Income tax relating to items that will not be reclassified subsequently to profit or loss	(122,901)	(4,377)	(3,816)	134,853
Items that will not be reclassified subsequently to profit or loss	1,773,048	63,143	919,561	(1,153,985)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(831,784)	(29,622)	(5,202,145)	227,821
Unrealized loss on investments in debt instruments at fair value through other comprehensive income	(2,136)	(76)	(2,052)	(63,076)
Loss on hedging instruments	(574,824)	(20,471)
Share of other comprehensive income (loss) of associates and joint ventures	131,009	4,666	(85,975)	136,608
Items that may be reclassified subsequently to profit or loss	(1,277,735)	(45,503)	(5,290,172)	301,353
Other comprehensive income (loss) for the year, net of income tax	495,313	17,640	(4,370,611)	(852,632)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	29,147,213	1,038,006	13,897,954	26,571,677
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	26,970,580	960,490	17,060,591	26,220,721
Non-controlling interests	1,681,320	59,876	1,207,974	1,203,588
PROFIT FOR THE YEAR	28,651,900	1,020,366	18,268,565	27,424,309
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	27,440,726	977,234	13,122,185	25,620,461
Non-controlling interests	1,706,487	60,772	775,769	951,216
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 29,147,213	$ 1,038,006	$ 13,897,954	$ 26,571,677
EARNINGS PER SHARE
Basic | (per share)	$ 6.32	$ 0.23	$ 4.01	$ 6.18
Diluted | (per share)	6.17	0.22	3.91	6.07
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	12.65	0.45	8.02	12.35
Diluted | (per share)	$ 12.33	$ 0.44	$ 7.82	$ 12.14